Note 4 - Loans - Loans Modified in a Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Contracts		1
Recorded Investment		$ 89,297
Real Estate Portfolio Segment [Member] | Residential [Member]
Number of Contracts		1
Recorded Investment		$ 89,297